Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 22,195	$ 14,753
Less: Accumulated depreciation	(4,452)	(1,384)
Property and equipment, net	17,743	13,369
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Gross	7,505	4,644
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Gross	7,021	6,960
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, Gross	1,561	1,168
Fixture and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, Gross	757	706
Asset under Construction
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 5,351	$ 1,275